Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events
Note 9. Subsequent Events	There were no subsequent events to disclose as of the issue date of this report.	There were no subsequent events to disclose as of the issue date of this report.